Private Financings, June 2011	12 Months Ended
Dec. 31, 2012
Private Financings, June 2011 [Text Block]
18.	Private Financings, June 2011

On June 3, 2011, we completed a private placement transaction with FIL Investment Management (Hong Kong) Limited (“Fidelity”), professional fiduciary for various accounts from time to time. Pursuant to a securities purchase agreement between us and Fidelity, we issued to funds managed by Fidelity and its affiliates an aggregate of 979,213 shares of our common stock at a per share price of $6.60, resulting in aggregate gross proceeds to the Company of $6,462,806. Pursuant to the securities purchase agreement with Fidelity, we could not, during the six month period following the closing, without the prior written consent of Fidelity, issue any shares of our common stock, including securities that were exercisable or convertible into common stock except for (i) up to 1,958,426 shares of our common stock at a per share price equal to or greater than $6.60, (ii) shares of our common stock upon the exercise, exchange or conversion of our securities which were outstanding prior to the closing, (iii) shares of our common stock upon the exercise, exchange or conversion of callable warrants to purchase up to 666,667 shares of our common stock, with a per share exercise price equal to or greater than $6.60, and (iv) pursuant to our Stock Incentive Plan, options to purchase up to an aggregate of 440,000 shares of our common stock to new and existing employees in the normal course of business.

In connection with the private placement transaction with Fidelity, we entered into a registration rights agreement with Fidelity pursuant to which we were obligated to file a registration statement with the U.S. Securities and Exchange Commission within thirty days following the closing to register the shares of common stock issued to Fidelity. The registration statement was filed on June 29, 2011 and declared effective on July 8, 2011.

On June 7, 2011, we completed a private placement transaction with a group of twenty-seven accredited investors. Pursuant to a securities purchase agreement between us and the investors, we issued to the investors an aggregate of 675,000 shares of our common stock at a per share price of $6.60, resulting in aggregate gross proceeds of $4,455,000. The offer and sale of the shares to the accredited investors was made in compliance with the securities purchase agreement with Fidelity.

The Company paid issuance costs of $822,167 related to the June 2011 financings.

Stock Purchase Right

In connection with the June 3, 2011 private placement, we granted to Fidelity a right of first refusal during the six month period following the closing to purchase up to ten percent of the number of shares of common stock offered to other investors, as permitted in the securities purchase agreement, at a per share price of $6.60 and on identical terms as set forth in the securities purchase agreement.

In connection with the June 7, 2011 private placement, Fidelity had the right to purchase up to 75,000 shares of our common stock, or up to ten percent of the number of shares sold to the accredited investors, at a per share price of $6.60. On June 7, 2011, we agreed to modify the right with Fidelity to extend the right to purchase these shares until December 3, 2011 at a price of $6.60 per share. We valued this right at approximately $155,000 based on the Black-Scholes Merton model and recorded it as a right to purchase shares expense in connection with the placement. On December 4, 2011, we granted Fidelity an extension of this right to purchase for an additional six months and valued this right at approximately $39,000 and in June 2012, we granted another six month extension and valued this right at approximately $44,000. Both valuations were based on the Black-Scholes Merton model and were recorded as a right to purchase shares expense in connection with the placement. As of December 31, 2012, this right of first refusal has expired.